Segment and Geographic Information (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Segment and Geographic Information (Textuals) [Abstract]
Number of reportable segments	2
Sales primarily from businesses segment	$ 17,665	$ 14,006	$ 5,247